FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment: |X|; Amendment Number:1

This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:    EQSF Advisers, Inc.
Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number: 801-27792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin J. Whitman
Title:    Chairman
Phone:    212-888-6865

Signature, Place, and Date of Signing:

     Martin J. Whitman        New York, New York           May 3, 2002



Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 123

Form 13F Information Table Value Total: $2,921,667
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE



     COLUMN 1                 COLUMN 2         COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8
-------------------        -----------        --------    --------   -----------   ------------------  ------   -------------------
                                                                                        INVESTMENT               VOTING AUTHORITY
                                                                                        DISCRETION                   (SHARES)
                                                                                                 SHARED
                                                                          MARKET   SOLE  SHARED  OTHER          SOLE   SHARED  NONE
SECURITY DESCRIPTION             CLASS            CUSIP       SHARES      VALUE     (A)    (B)     (C)   MGR     (A)     (B)    (C)
3 Com Corp                         COM          885535104     100,000       611      X                         100,000    0        0
Ace Ltd. Ord.                      COM          G0070K103      87,035      3629      X                          87,035    0        0
Acmat Corp.- Class A               CL A         004616207     200,678      1953      X                         200,678    0        0
Advanced Power Technology          COM          00761E108     677,800      7781      X                         441,700    0   34,700
Alamo Group, Inc.                  COM          011311107   2,147,309     34894      X                       2,060,309    0   87,000
Alexander & Baldwin, Inc.          COM          014482103   1,797,100     49618      X                       1,571,100    0  226,000
Alico, Inc.                        COM          016230104     353,300     10288      X                         353,300    0        0
Ambac Financial Group              COM          023139108     300,000     17721      X                         300,000    0        0
American Land Lease Inc.           COM          027118108     192,598      2619      X                         192,598    0        0
American Power Conversion          COM          029066107   3,652,900     53990      X                       3,300,000    0  352,900
Analogic Corp.                     COM          032657207     367,300     15276      X                         310,700    0   56,600
Anthracite Capital Inc.            COM          037023108      75,500       868      X                          75,500    0        0
Applied Materials, Inc.            COM          038222105     347,500     18859      X                         347,500    0        0
Arch Capital Group Ltd.            COM          G0450A105   1,190,000     30714      X                       1,172,400    0   17,600
ASM Litography Holding NV          ORD          N07059111   3,107,313     78833      X                       3,107,313    0        0
Astoria Financial Corp.            COM          046265104     106,000      3079      X                         106,000    0        0
Atlanta Sosnoff Cap Corp           COM          046499109      10,000       119      X                          10,000    0        0
Atlantic Realty Trust              SBI          048798102      30,000       247      X                          30,000    0        0
Avatar Holdings Inc.               COM          053494100     488,400     13187      X                         488,400    0        0
AVX, Corp.                         COM          002444107   8,017,100    167878      X                       8,017,100    0        0
BankAtlantic  Bankcorp, Inc.       COM          065908501     835,000     10855      X                         835,000    0        0
Banknorth Group Inc.               COM          06646R107      69,566      1833      X                          69,566    0        0
Bel Fuse Cl A                      CL A         077347201      11,900       281      X                          11,900    0        0
Bel Fuse CL B                      CL B         077347300     599,300     14659      X                         426,800    0  172,500
BKF Capital Group                  COM          05548G102      65,000      1940      X                          65,000    0        0
Brascan Corporation                CL A         10549P606   4,019,000     87654      X                       3,627,400    0  391,600
Brookfield Properties              COM          112900105   1,462,700     27791      X                       1,130,900    0  331,800
Brooks Automation                  COM          11434A100      59,200      2690      X                          30,700    0   28,500
Burnham Pacific Ppty. Inc.         COM          12232C108   1,558,000      2633      X                       1,558,000    0        0
Capital Southwest                  COM          140501107     133,111      9151      X                         133,111    0        0
Carecentric Inc.                   COM          14166Y106       1,499         1      X                           1,499    0        0
Carver Bancorp, Inc.               COM          146875109     218,500      2502      X                         218,500    0        0
Cattellus Development Corp.        COM          149111106   3,982,600     78338      X                       3,759,600    0  223,000
Century Aluminum                   COM          156431108     181,900      2956      X                         181,900    0        0
Chateau Communities Inc.           COM          161726104       1,600        46      X                           1,600    0        0
Clare, Inc.                        COM          18002R100   1,389,300      5071      X                       1,389,300    0        0
Coachman Industries, Inc.          COM          189873102      60,000       978      X                          60,000    0        0
Coherent Inc.                      COM          192479103     358,200     12143      X                         237,700    0  120,500
Commercial Federal Corp.           COM          201647104      61,543      1656      X                          61,543    0        0
Consolidated Tomoka Land Company   COM          210226106     326,600      7022      X                         326,600    0        0
Credence Systems                   COM          225302108   3,103,700     68157      X                       2,715,000    0  388,700
CSX Corp.                          COM          126408103      10,600       404      X                          10,600    0        0
Cummins Engine Co., Inc            COM          231021106     228,500     10792      X                         228,500    0        0
Cyberoptics Corporation            COM          232517102     796,000     10324      X                         653,800    0  142,200
Danielson Holding Corp.            COM          236274106     803,669      5505      X                         803,669    0        0
Datascope Corp.                    COM          238113104     342,300     10047      X                         342,300    0        0
Deltic Timber                      COM          247850100     350,600     10606      X                         350,600    0        0
Electro Sci Ind, Inc.              COM          285229100   2,963,200    108601      X                       2,845,300    0  117,900
Electroglas Inc.                   COM          285324109   3,326,200     56213      X                       3,326,200    0        0
Energizer Holdings Inc.            COM          29266R108     437,700     10395      X                         299,000    0  138,700
ESG Re Limited                     COM          G31215109     118,449       415      X                         118,449    0        0
Evertrust Financial Group          COM          300412103      40,000       768      X                          40,000    0        0
FBL Financial Group, Inc.          CL A         30239F106     179,000      3356      X                         179,000    0        0
First American Financial           COM          318522307   2,407,100     51223      X                       2,352,100    0   55,000
Florida East Coast Ind.            COM          340632207      87,392      2291      X                          87,392    0        0
Fording Inc.                       COM          345426100      12,000       234      X                          12,000    0        0
Forest City Enterprise Cl A        CL A         345550107   3,489,164    132588      X                       3,400,764    0   88,400
Forest City Enterprise Cl B        CL B         345550305      11,250       430      X                          11,250    0        0
FSI International, Inc.            COM          302633102   4,142,300     46435      X                       4,142,300    0        0
Golden State - Litig. Wt           WTS          381197136     250,787       326      X                         250,787    0        0
Golden State Bancorp, Inc          COM          381197102     250,787      7446      X                         250,787    0        0
Golf Trust Of America, INC.        COM          38168B103     125,500       722      X                         125,500    0        0
Herley Industries, Inc.            COM          427398102     275,400      5508      X                         275,400    0        0
Investment Technology Group.       COM          46145F105     335,400     17689      X                         335,400    0        0
J&J Snack Foods Corp.              COM          466032109     495,000     18503      X                         495,000    0        0
Jefferies Group                    COM          472319102     223,600     10778      X                         223,600    0        0
John Nuveen Co. - Cl A             CL A         478035108     244,950     13509      X                         244,950    0        0
Jones Lang Lasalle                 COM          48020Q107     401,900      8902      X                         315,300    0   86,600
Kemet Corporation                  COM          488360108   7,916,100    153335      X                       7,493,700    0  422,400
Kendle International               COM          48880L107     628,600     11686      X                         628,600    0        0
Kimco Realty Corp                  COM          49446R109     195,000      6377      X                         195,000    0        0
Kla-tencor Corp.                   COM          482480100     100,000      6650      X                         100,000    0        0
Koger Equity                       COM          500228101   2,103,136     37583      X                       2,090,636    0   12,500
Legg Mason Inc.                    COM          524901105   1,222,132     64871      X                       1,222,132    0        0
Leucadia National Corp.            COM          527288104     423,400     15137      X                         302,500    0  120,900
Liberty Homes Class A              CL A         530582204      89,000       627      X                          89,000    0        0
Liberty Homes Class B              CL B         530582303      40,000       294      X                          40,000    0        0
Lindsay Manufacturing Co.          COM          535555106     705,800     17186      X                         664,800    0   41,000
LNR Property Co.                   COM          501940100     966,300     33888      X                         856,400    0  109,900
Malan Realty Investors, Inc.       COM          561063108       2,900        13      X                           2,900    0        0
Maxwell Shoe Company               CL A         577766108     303,900      4862      X                          64,700    0  239,200
MBIA Inc.                          COM          55262C100   1,935,209    105837      X                       1,926,409    0    8,800
Mestek Inc.                        COM          590829107     360,100      8048      X                         360,100    0        0
Modtech Holdings, Inc.             COM          60783C100     254,900      2789      X                         254,900    0        0
Nabors Industries                  COM          629568106   1,751,400     73997      X                       1,695,500    0   55,900
NCR Corporation                    COM          62886E108      17,600       788      X                          17,600    0        0
Novellus System                    COM          670008101     226,676     12270      X                         226,676    0        0
Parexel International Corp         COM          699462107   1,602,900     25711      X                       1,602,900    0        0
Park Electrochemical Corp.         COM          700416209     268,900      7798      X                         117,500    0  151,400
Pharmaceutical Product Development COM          717124101     815,100     28406      X                         815,100    0        0
Photronics Inc.                    COM          719405102     300,000     10119      X                         300,000    0        0
Planar Systems Inc.                COM          726900103     342,200      8983      X                         342,200    0        0
Precision Drilling Corp            COM          74022D100     447,100     14289      X                         268,700    0  178,400
Prime Group Realty Trust           COM          74158J103     340,700      2610      X                         340,700    0        0
PS Business Parks, Inc.            COM          69360J107      30,400      1056      X                          30,400    0        0
Public Storage, Inc.               COM          74460D109         846        31      X                             846    0        0
Radian Group Inc.                  COM          750236101   1,592,054     78138      X                       1,592,054    0        0
Rait Investment Trust              SBI          749227104     100,000      2015      X                         100,000    0        0
Raymond James Financial            COM          754730109   1,086,250     37182      X                       1,086,250    0        0
Security Capital Group B           CL B         81413P204     477,500     12162      X                         477,500    0        0
Skyline Corporation                COM          830830105     100,000      3105      X                         100,000    0        0
St. Jude Medical Inc.              COM          790849103      90,750      7001      X                          90,750    0        0
Standex International Corp         COM          854231107     480,500     11734      X                         480,500    0        0
Stewart Information Services       COM          860372101   1,248,915     24978      X                       1,185,015    0   63,900
SWS Group Inc.                     COM          78503N107   1,401,250     28375      X                       1,208,950    0  192,300
Tejon Ranch Co.                    COM          879080109   4,137,191    129494      X                       4,137,191    0        0
The MONY Group                     COM          615337102   1,751,600     70625      X                       1,603,800    0  147,800
The Phoenix Companies              COM          71902E109   3,853,100     73980      X                       3,492,300    0  360,800
The St. Joe Company                COM          790148100   2,192,400     65772      X                       2,098,500    0   93,900
Tokio Marine & Fire Ins.           ADR          889090403   2,469,800     92099      X                       2,469,800    0        0
Tompkins Trustco Inc.              COM          890110109      41,100      1734      X                       2,350,000    0        0
Trammell Crow Company              COM          89288R106   3,050,600     42530      X                         578,200    0  122,400
Trenwick Group Ltd.                COM          G9032C109     692,717      6214      X                         659,217    0   33,500
Trinity Industries                 COM          896522109   1,827,000     44414      X                       1,723,200    0  103,800
Triquint Semiconductor, Inc.       COM          89674K103     878,900     10556      X                         637,400    0  241,500
Valuevision International          COM          92047K107     120,000      2490      X                         120,000    0        0
Veeco Instruments, Inc.            COM          922417100     500,000     17500      X                         500,000    0        0
Vishay Intertecnology, Inc.        COM          928298108   3,030,000     61630      X                       3,030,000    0        0
Vornado Realty Trust               SBI          929042109     164,300      7255      X                         164,300    0        0
Wellsford Real Properties          COM          950240200     669,050     13448      X                         609,750    0   59,300
White Mountains Insurance Group    COM          G9618E107      58,300     20137      X                          58,300    0        0
Woronoco Bancorp                   COM          981630106     390,800      7328      X                         390,800    0        0
